johim13f-033108

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Andrew Steel
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Andrew Steel           London, England         May 01, 2008
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      46
                                                  -----------------------

Form 13F Information Table Value Total:              $394,254 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None
ALTRIA GROUP INC              COM       02209S103       435          19,610    SH    Shared-Defined     0                     19,610
AMERICAN EXPRESS CO           COM       258161409    17,082         390,709    SH    Shared-Defined     0                    390,709
AMERICAN PUBLIC EDUC	      COM       02913V103     4,492	    149,700    SH    Shared-Defined     0		     147,900
BOEING CO                     COM       097023105     1,822	     24,500    SH    Shared-Defined     0                     24,500
BROOKDALE SN
LIVING    		      COM	112463104    17,312	    724,365    SH    Shared-Defined	0		     724,365
CADIZ INC       COM	127537207     5,547         360,674    SH    Shared-Defined     0                    360,674
CISCO SYSTEMS CORP            COM       17275R102       283          11,750    SH    Shared-Defined     0                     11,750
COLGATE-PALMOLIVE CO.         COM       194162103    34,166         438,530    SH    Shared-Defined     0                    438,530
COVANTA HOLDING CORP COM       2282E102        369          13,400    SH    Shared-Defined     0                     13,400
DUKE ENERGY CORP   COM       26441C105    38,884       2,778,370    SH    Shared-Defined     0                  2,778,370
EL PASO CORP                  COM       28336I109    32,079       1,927,810    SH    Shared-Defined     0                  1,927,810
ELECTRONIC ARTS INC           COM	285S12109    20,505	    410,762    SH    Shared-Defined	0		     410,762
EQUINIX INC                   COM       294429105     6,167          92,750    SH    Shared-Defined     0                     92,750
EXXON MOBIL CORP              COM       30231G102    10,737         126,939    SH    Shared-Defined     0                    126,939
GENENTECH INC               COM NEW     368710406     2,435          30,000    SH    Shared-Defined     0                     30,000
GOOGLE INC CLASS A            COM       38259P508     9,737          22,105    SH    Shared-Defined     0                     22,105
HARSCO CORP COM               COM       415864107     6,095	    110,060    SH    Shared-Defined     0  	             110,060
HERSHEY CO                    COM       427866108       475          12,620    SH    Shared-Defined     0                     12,620
INVERNESS MED INNOV           COM       46126P106     3,459         114,925    SH    Shared-Defined     0                    114,925
JOHNSON & JOHNSON             COM       478160104       718          11,068    SH    Shared-Defined     0                     11,068
MARATHON OIL                  COM       565849106     3,380          74,130    SH    Shared-Defined     0                     74,130
MARSH & MCLENNAN
    COS INC                   COM       571748102       262          10,752    SH    Shared-Defined     0                     10,752
MERCK & CO. INC               COM       589331107       737          19,430    SH    Shared-Defined     0                     19,430
MGT Capital Inv Inc           COM       55302P103       929         116,667    SH    Shared-Defined     0                    116,667
MICROSOFT CORP                COM       594918104     1,727          60,860    SH    Shared-Defined     0                     60,860
NUVASIVE INC COM	      COM	670704105    12,187	    353,150    SH    Shared-Defined     0		     353,150
ORACLE CORP                   COM       68389X105       254          13,000    SH    Shared-Defined     0                     13,000
ORIENT EXPRESS HOTELS CL A    COM	G67743107     5,352	    124,000    SH    Shared-Defined     0		     124,000
PEPSICO INC      	    COM       713448108     1,988          27,531    SH    Shared-Defined     0   		      27,531
POTASH CORP SASKAT	      COM	73755L107    21,214	    136,680    SH    Shared-Defined     0   		     136,680
PRECISION CASTPARTS CORP      COM       740189105     3,267          32,000    SH    Shared-Defined     0                     32,000
PREMIER EXHIBITIONS           COM	74051E106     7,031	     11,642    SH    Shared-Defined	0		      11,642
PROCTOR & GAMBLE CO           COM       742718109     1,489          21,250    SH    Shared-Defined     0                     21,250
REYNOLDS AMERICAN INC         COM       761713106    24,519         415,370    SH    Shared-Defined     0                    415,370
ROCKWELL COLLINS INC          COM       774341101     1,920          33,600    SH    Shared-Defined     0                     33,600
SAFEWAY INC		      COM       786514208       308	     10,500    SH    Shared-Defined     0                     10,500
SARA LEE CORP                 COM       803111103    16,271       1,163,890    SH    Shared-Defined     0                  1,163,890
SCHLUMBERGER                  COM       806857108    32,678         375,536    SH    Shared-Defined     0                    375,536
SEASPAN CORP                  COM       Y75638109       425          14,900    SH    Shared-Defined     0                     14,900
SONUS NETWORKS INC            COM       835916107       554         161,125    SH    Shared-Defined     0                    161,125
SOUTHERN CO                   COM       842587107    39,967       1,122,350    SH    Shared-Defined     0                  1,122,350
TOMOTHERAPY INC               COM       890088107       830	     57,830    SH    Shared-Defined     0                     57,830
UNITED TECHNOLOGIES
   CORP                       COM       913017109     3,802          55,251    SH    Shared-Defined     0                     55,251
VISTAPRINT LTD                SHS       G93762204     6,581         188,290    SH    Shared-Defined     0                    188,290
WALGREEN CO                   COM       931422109     1,679          44,100    SH    Shared-Defined     0                     44,100
WYETH                         COM       983024100       442          10,600    SH    Shared-Defined     0                     10,600